Debt and Capital Leases (Tables)	12 Months Ended
Dec. 31, 2011
Debt and Capital Leases [Line Items]
Long-term debt and capital leases
Long-term debt and capital leases consisted of the following:

	As of December 31,
	2011	2010	Interest Rate
	(In millions except rates)
NRG Recourse Debt:
Senior notes, due 2021	$1,200	$—	7.875
Senior notes, due 2020	1,100	1,100	8.250
Senior notes, due 2019	800	—	7.625
Senior notes, due 2019 (a)	691	690	8.500
Senior notes, due 2018	1,200	—	7.625
Senior notes, due 2017	1,090	1,100	7.375
Senior notes, due 2016	—	2,400	7.375
Senior notes, due 2014 (b)	—	1,205	7.250
Term loan facility, due 2018 (c)	1,588	—	L+3.00	(f)
Term loan facility, due 2013-2015	—	1,759	L+3.25/L+1.75	(f)
Indian River Power LLC, tax exempt bonds, due 2040	57	1	6.000
Indian River Power LLC, tax exempt bonds, due 2045	148	66	5.375
Dunkirk Power LLC, tax exempt bonds, due 2042	59	59	5.875
Subtotal NRG Recourse Debt	7,933	8,380
NRG Non-Recourse Debt:
Ivanpah financing:
Solar Partners I, due 2014 and 2033	290	—	1.126 - 3.991
Solar Partners II, due 2014 and 2038	314	—	1.116 - 4.195
Solar Partners VIII, due 2014 and 2038	270	—	1.381 - 4.256
NRG Peaker Finance Co. LLC, bonds, due 2019 (d)	190	206	L+1.07	(f)
Agua Caliente Solar, LLC, due 2037	181	—	2.730 - 3.256
NRG West Holdings LLC, term loan, due 2023	159	—	L+2.25 - 2.75	(f)
NRG Energy Center Minneapolis LLC, senior secured notes, due 2013, 2017, and 2025 (e)	151	163	5.95 - 7.31
South Trent Wind LLC, financing agreement, due 2020	75	78	L+ 2.50	(f)
Solar Power Partners - SPP Fund II/IIB LLC term loans, due 2017	17	—	L+3.50	(f)
Solar Power Partners - SPP Fund III LLC term loan, due 2024	42	—	L+3.50	(f)
NRG Roadrunner LLC, due 2031	61	—	L+2.01	(f)
NRG Solar Blythe LLC, credit agreement, due 2028	27	29	L+ 2.50	(f)
NRG Connecticut Peaking Development LLC, equity bridge loan facility, due 2010 and 2011	—	61	L + 2.00	(f)
NINA TANE and Shaw facilities, due 2012 and 2013	—	167	L+2.00 - 6.00	(f)
Other	19	20	various
Subtotal NRG Non-Recourse Debt	1,796	724
Subtotal	9,729	9,104
Capital leases:
Saale Energie GmbH, Schkopau capital lease, due 2021	103	107
Subtotal	9,832	9,211
Less current maturities (g)	87	463
Total long-term debt and capital leases	$9,745	$8,748
Funded letter of credit	$—	$1,300	L+1.75-L+3.25	(f)

(a)
Includes discount of $(9) million and $(10) million as of December 31, 2011, and 2010, respectively. On June 5, 2009, NRG issued these $700 million aggregate principal amount bonds at a yield of 8.75%.

(b)	Includes fair value adjustment of $5 million as of December 31, 2010, reflecting an adjustment for an interest rate swap.

(c)	Includes discount of $(3) million as of December 31, 2011.

(d)	Includes discount of $(20) million and $(25) million as of December 31, 2011, and 2010, respectively.

(e)	Includes premium of $1 million and $1 million as of December 31, 2011, and 2010, respectively.

(f)	L+ equals LIBOR plus x%.

(g)	Includes discount of $(5) million and $(5) million on the NRG Peaker Finance debt as of December 31, 2011, and 2010, respectively.

Schedule of swaps related to project level debt
The following table summarizes the swaps, some of which are forward starting as indicated, related to NRG's project level debt as of December 31, 2011.

Non-Recourse Debt	% of Principal	Fixed Interest Rate	Floating Interest Rate	Notional Amount at December 31, 2011 (In millions)	Effective Date	Maturity Date
NRG Peaker Finance Co. LLC	100%	6.673%	3-mo. LIBOR + 1.07%	$210	June 18, 2002	June 10, 2019
NRG West Holdings LLC	75%	2.4165%	3-mo. LIBOR	135	November 30, 2011	August 31, 2023
South Trent Wind LLC	75%	3.265%	3-mo. LIBOR	56	June 14, 2010	June 14, 2020
South Trent Wind LLC	75%	4.95%	3-mo. LIBOR	21	June 14, 2020	June 14, 2028
NRG Solar Roadrunner LLC	75%	4.313%	3-mo. LIBOR	36	September 30, 2011	December 31, 2029
NRG Solar Blythe LLC	75%	3.563%	3-mo. LIBOR	20	June 25, 2010	June 25, 2028
Solar Power Partners II	75%	7.14%	3-mo. LIBOR + 3.5%	11	June 30, 2009	June 30, 2024
Solar Power Partners II-B	75%	6.72%	3-mo. LIBOR + 3.5%	2	October 1, 2009	September 30, 2024
Solar Power Partners III	100%	3.67%	3-mo. LIBOR	42	April 30, 2010	September 30, 2026

Annual payments based on the maturities of NRG's debt and capital leases, including the funded letter of credit
Annual payments based on the maturities of NRG's debt and capital leases, for the years ending after December 31, 2011 are as follows:

(In millions)
2012	$87
2013	71
2014	496
2015	129
2016	137
Thereafter	8,912
Total	$9,832

NRG's future minimum lease payments for capital lease

(In millions)
2012	$87
2013	71
2014	496
2015	129
2016	137
Thereafter	8,912
Total	$9,832

NRG's future minimum lease payments for capital leases included above as of December 31, 2011, are as follows:

(In millions)
2012	$11
2013	10
2014	8
2015	7
2016	5
Thereafter	82
Total minimum obligations	123
Interest	20
Present value of minimum obligations	103
Current portion	8
Long-term obligations	$95

Ivanpah Solar Electric Generating System
Debt and Capital Leases [Line Items]
Borrowings under FFB Credit Agreement for Ivanpah
The following table reflects the borrowings under the Ivanpah Credit Agreement as of December 31, 2011:

	Maximum borrowings available under Ivanpah Credit Agreement	Amounts borrowed	Weighted average interest rate on amounts borrowed
	(In millions, except rates)
Solar Partners I, due June 27, 2014 (a)	$159	$154	1.678%
Solar Partners I, due June 27, 2033	392	136	3.181%
Solar Partners II, due February 27, 2014 (a)	132	129	1.609%
Solar Partners II, due February 27, 2038	387	185	3.458%
Solar Partners VIII, due October 27, 2014 (a)	117	111	1.997%
Solar Partners VIII, due October 27, 2038	440	159	3.561%
	$1,627	$874
(a) The cash portion of the loan is fully drawn; additional amounts will be utilized for capitalized interest.

7.375% Senior notes, due 2017
Debt and Capital Leases [Line Items]
Notes redemption period and redemption prices as percentage of principal amount
On or after January 15, 2012, NRG may redeem some or all of the notes at redemption prices expressed as percentages of principal amount as set forth below, plus accrued and unpaid interest on the notes redeemed to the first applicable redemption date:

Redemption Period	Redemption Percentage
February 1, 2012 to January 31, 2013	103.688%
February 1, 2013 to January 31, 2014	102.458%
February 1, 2014 to January 31, 2015	101.229%
February 1, 2015 and thereafter	100.000%

8.50% Senior Notes due 2019
Debt and Capital Leases [Line Items]
Notes redemption period and redemption prices as percentage of principal amount
In addition, on or after June 15, 2014, NRG may redeem some or all of the notes at redemption prices expressed as percentages of principal amount as set forth in the following table, plus accrued and unpaid interest on the notes redeemed to the first applicable redemption date:

Redemption Period	Redemption Percentage
June 15, 2014 to June 14, 2015	104.250%
June 15, 2015 to June 14, 2016	102.830%
June 15, 2016 to June 14, 2017	101.420%
June 15, 2017 and thereafter	100.000%

8.25% Senior notes, due 2020
Debt and Capital Leases [Line Items]
Notes redemption period and redemption prices as percentage of principal amount
In addition, on or after September 1, 2015, NRG may redeem some or all of the notes at redemption prices expressed as percentages of principal amount as set forth in the following table, plus accrued and unpaid interest on the notes redeemed to the first applicable redemption date:

Redemption Period	Redemption Percentage
On or after September 1, 2015	104.125%
On or after September 1, 2016	102.750%
On or after September 1, 2017	101.375%
September 1, 2018 and thereafter	100.000%

7.625% Senior notes, due 2019
Debt and Capital Leases [Line Items]
Notes redemption period and redemption prices as percentage of principal amount
In addition, on or after May 15, 2014, NRG may redeem some or all of the notes at redemption prices expressed as percentages of principal amount as set forth in the following table, plus accrued and unpaid interest on the notes redeemed to the first applicable redemption date:

Redemption Period	Redemption Percentage
May 15, 2014 to May 14, 2015	103.813%
May 15, 2015 to May 14, 2016	101.906%
May 15, 2016 and thereafter	100.000%

7.875% Senior notes, due 2021
Debt and Capital Leases [Line Items]
Notes redemption period and redemption prices as percentage of principal amount
In addition, on or after May 15, 2016, NRG may redeem some or all of the notes at redemption prices expressed as percentages of principal amount as set forth in the following table, plus accrued and unpaid interest on the notes redeemed to the first applicable redemption date:

Redemption Period	Redemption Percentage
May 15, 2016 to May 14, 2017	103.938%
May 15, 2017 to May 14, 2018	102.625%
May 15, 2018 to May 14, 2019	101.313%
May 15, 2019 and thereafter	100.000%